October  4,  2002

VIA  EDGAR
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The  United  States  Securities  and  Exchange  Commission
450  Fifth  Street,  N.W.
Washington,  D.C.  20549

Re: Gartmore Mutual Funds (formerly Nationwide Mutual Funds) SEC File Nos. 333-40455, 811-08495
        --------------------------------------

Ladies  and  Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and on behalf of Gartmore Mutual Funds (the "Trust"), we hereby certify that the form of the Gartmore Mid Cap Growth Fund Prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post-Effective Amendment No. 39, Amendment No. 40 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed on September 27, 2002 and became effective on September 30, 2002.

Should you have any questions regarding this filing, please call me at (614) 249-2019.

Very  truly  yours,

/s/  Elizabeth  A.  Davin
     -------------------------
     Elizabeth  A.  Davin,  Esq.
     Assistant  Secretary